Consolidated Statements of Operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Condensed Consolidated Statements of Income [Abstract]
Revenue (includes related party revenue of $16,391 for the year ended December 31, 2017, and $0 for the year ended December 31, 2016)	$ 83,052	$ 91,834	$ 83,362
Time charter expenses	(1,198)	(1,466)	(1,100)
Direct vessel expenses	(3,919)	(3,093)	(1,602)
Management fees (entirely through related party transactions)	(20,805)	(20,862)	(17,613)
General and administrative expenses	(2,832)	(2,968)	(2,497)
Depreciation and amortization	(25,070)	(25,534)	(22,686)
Interest expenses and finance cost	(14,370)	(12,843)	(10,830)
Interest income	54	190	0
Other income	0	4	88
Other expense	(281)	(372)	(50)
Net income	14,631	24,890	27,072
Earnings attributable to:
Common unit holders	7,771	11,306	12,465
Subordinated Series A unit holders	1,091	1,906	1,598
Subordinated unit holders	5,479	11,186	12,465
General Partner	$ 290	$ 492	$ 544
Earnings per unit (basic and diluted)
Common unit holders	$ 0.70	$ 1.19	$ 1.33
Subordinated Series A unit holders	0.69	1.20	1.86
Subordinated unit holders	0.67	1.19	1.33
General partner	$ 0.68	$ 1.19	$ 1.36
Weighted average units outstanding (basic and diluted)
Common unit holders	11,150,812	9,457,455	9,342,692
Subordinated Series A unit holders	1,592,920	1,592,920	859,740
Subordinated unit holders	8,165,257	9,342,692	9,342,692
General Partner	426,417	415,286	398,880